Stock-based compensation - Performance and deferred stock unit plan (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares $ / shares
Performance restricted share units (PSUs)
Number of units
Beginning balance (in shares)	492,557	481,907
Granted (in shares)	112,079	211,754
Vested/redeemed (in shares)	(178,067)	(201,104)
Forfeited (in shares)		0
Ending balance (in shares)	426,569	492,557
Weighted-average exercise price $ per share
Outstanding, beginning of period (CAD per unit) | $ / shares	$ 8.86	$ 8.85
Granted, Weighted average exercise price (CAD per unit) | $ / shares	20.04	8.55
Vested/redeemed, Weighted average exercise price (CAD per unit) | $ / shares	8.24	8.51
Forfeited, Weighted average exercise price (CAD per unit) | $ / shares			$ 0
Outstanding, end of period (CAD per unit) | $ / shares	$ 12.06	$ 8.86
Vested (in shares)	178,067	201,104
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	0.65%	0.30%
Expected volatility	50.96%	48.71%
Performance restricted share unit plan | Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance restricted share unit plan granted to the services to be provided	2 years
Award vesting period	3 years
Restricted share unit plan | Performance restricted share units (PSUs)
Number of units
Vested/redeemed (in shares)	(178,067)	(201,104)
Weighted-average exercise price $ per share
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | $	$ 3,702,000	$ 3,405,000	$ 3,405,000
Period for award recognition	1 year 6 months	1 year 7 months 6 days
Vested (in shares)	178,067	201,104
Settlement ratio, per PSU (in shares)		2.0
Deferred share unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Percentage of annual bonus eligible for deferred stock units	50.00%
Deferred stock unit plan | Deferred stock units (DSUs)
Number of units
Beginning balance (in shares)	1,005,503	901,045
Granted (in shares)	66,265	114,020
Vested/redeemed (in shares)	(139,124)	(9,562)
Ending balance (in shares)	932,644	1,005,503
Weighted-average exercise price $ per share
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | $	$ 0
Vested (in shares)	139,124	9,562
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair market value (CAD per share) | $ / shares	$ 18.78	$ 12.42	$ 12.42
Award units settled during the period | $	$ 2,300,000	$ 103,000
Deferred stock unit plan | Deferred stock units (DSUs) | Accrued liabilities
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Current portion of award obligation | $	0	1,728,000	$ 1,728,000
Deferred stock unit plan | Deferred stock units (DSUs) | Other liabilities
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Non-current portion of award obligation | $	$ 17,515,000	$ 10,761,000	$ 10,761,000